Segmented information (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Revenue	$ 28,855	$ 21,907	$ 21,694
Cost of goods sold	(17,107)	(8,818)	(7,705)
Operating expenses	(18,636)	(15,826)
Other income	0	(1,860)	0
Finance income (expense), net	122	165	65
Foreign exchange gain, net	(123)	(71)
Profit (Loss) before income taxes	(6,889)	(783)	$ (897)
Marketing and Distribution of Commercial Products [Member]
Statement [Line Items]
Revenue	8,569	11,076
Cost of goods sold	(4,325)	(3,886)
Operating expenses	(12,375)	(12,325)
Other income		(1,860)
Finance income (expense), net	(63)	(19)
Foreign exchange gain, net	(123)	(71)
Profit (Loss) before income taxes	(8,317)	(3,365)
Retail and Mail Order Pharmacy [Member]
Statement [Line Items]
Revenue	20,286	10,831
Cost of goods sold	(12,782)	(4,932)
Operating expenses	(6,261)	(3,501)
Other income		0
Finance income (expense), net	185	184
Foreign exchange gain, net	0	0
Profit (Loss) before income taxes	$ 1,428	$ 2,582